Condensed Statements of Changes in Stockholders' Equity (Parenthetical) - $ / shares	1 Months Ended	3 Months Ended
	Jun. 30, 2020	Sep. 30, 2020
Statement of Stockholders' Equity [Abstract]
Issuance of common stock to initial shareholder per share	$ 0.0001
Sale of units to the public per unit		$ 10.00
Number of sale of private placement warrants (in Shares)		5,933,334
Sale of private placement warrants per units		$ 1.50